Long-Term Debt - Additional Information - $12 Million Seller's Credit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term debt	$ 671,690	$ 613,221
Maturity date of secured loan facility	Dec. 31, 2018
12.0 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 12,000
Maturity date of secured loan facility	Dec. 31, 2019
12.0 Million Seller's Credit [Member] | After Amendment [Member]
Debt Instrument [Line Items]
Long-term debt interest rate percentage	4.50%